INVENTORIES (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Inventory [Line Items]
Raw materials	$ 18,307	$ 17,150
Work in progress	17,561	15,097
Finished goods	12,342	10,736
Inventories	$ 48,210	$ 42,983